Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months	$ 95,417,732
Contract receivable, due in year two	62,477,748
Contract receivable, due in year three	30,379,309
Contract receivable, due in year four	505,479
Long-term Debt	$ 85,881,055	$ 124,116,991
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Percentage of outstanding Loan balance	49.00%
Joint Venture [Member] | MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	$ 25,319,000
Accrued Interest	$ 403,749